CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Shipping and handling expenses	¥ 5,822,405	¥ 5,837,096	¥ 5,062,808
Tax on share of loss of equity method investees	0
Tax on Foreign currency translation	¥ 0	¥ 0	¥ 0